Risks and Uncertainty (Tables)	12 Months Ended
Sep. 30, 2025
Risks and Uncertainties [Abstract]
Schedule of Concentrations of Risk

For the years ended September 30, 2025, 2024 and 2023, most of the Company’s assets were located in Hong Kong. At the same time, the Company considers that it is exposed to the following concentrations of risk:

(e)	Major customers

The following table sets forth information as to each customer that accounted for top 5 of the Company’s revenues for the years ended September 30, 2025, 2024 and 2023:

	For the Year ended September 30, 2025		For the Year ended September 30, 2024		For the Year ended September 30, 2023
Customers	Revenues	% of revenues	Revenues	% of revenues	Revenues	% of revenues
Customer A	$2,052,650	18.5	$322,552	9.7	$-	-
Customer B	1,808,898	16.3	147,196	4.4	-	-
Customer C	1,654,949	14.9	415,989	12.5	261,014	8.0
Customer D	1,128,958	10.2	-	-	-	-
Customer E	1,088,033	9.8	-	-	-	-
Customer F	-	-	255,993	7.7	922,692	28.4
Customer G	-	-	255,993	7.7	-	-
Customer H	15,395	0.1	181,243	5.5	-	-
Customer I	-	-	-	-	293,705	9.0
Customer J	10,263	0.1	120,061	3.6	217,056	6.7
Customer K	-	-	76,798	2.3	214,532	6.6
Total:	$7,759,146	69.9	$1,775,825	53.4	$1,908,999	58.7

MEGA FORTUNE COMPANY LIMITED

Notes to Consolidated Financial Statements

For the Years Ended September 30, 2025 and 2024

3. Risks and Uncertainty (Continued)

(f)	Major suppliers

The following table sets forth information as to each supplier that accounted for top 5 of the Company’s cost of revenues related to subcontracting and material expenses for the years ended September 30, 2025, 2024 and 2023:

	For the Year ended September 30, 2025		For the Year ended September 30, 2024		For the Year ended September 30, 2023
Suppliers	Cost of revenues	% of cost of revenues	Cost of revenues	% of cost of revenues	Cost of revenues	% of cost of revenues
Supplier A	$2,019,295	40.2	$-	-	$-	-
Supplier B	1,456,099	29.0	-	-	-	-
Supplier C	872,376	17.4	-	-	-	-
Supplier D	264,279	5.3	126,717	13.9	244,056	17.1
Supplier E	137,335	2.7	95,998	10.6	63,849	4.5
Supplier F	13,342	0.3	44,799	4.9	117,557	8.2
Supplier G	7,184	0.1	6,784	0.7	121,717	8.5
Supplier H	-	-	203,451	22.4	256,161	17.9
Supplier I	-	-	99,837	11.0	190,908	13.4
Supplier J	-	-	60,520	6.7	-	-
Total:	$4,769,910	95.0	$638,106	70.2	$994,248	69.6

(g)	Receivables

The following table sets forth information as to each customer that accounted for top 5 of the Company’s accounts receivable, after allowance for expected credit losses, as of September 30, 2025 and 2024:

	As of September 30, 2025		As of September 30, 2024
Customers	Accounts receivable	% of accounts receivable	Accounts receivable	% of accounts receivable
Customer A	$1,077,674	17.3%	$309,388	13.2
Customer B	1,056,447	16.9%	141,189	6.0
Customer C	929,164	14.9%	382,654	16.4
Customer D	827,188	13.3%	-	-
Customer E	702,644	11.3%	-	-
Customer F	-	-	470,959	20.2
Customer K	-	-	233,125	10.0
Total:	$4,593,117	73.7%	$1,537,315	65.8

(h)	Payables

The following table sets forth information as to each supplier that accounted for top 5 of the Company’s accounts payable as of September 30, 2025 and 2024:

	As of September 30, 2025		As of September 30, 2024
Suppliers	Accounts payable	% of accounts payable	Accounts payable	% of accounts payable
Supplier A	$281,458	92.6	$-	-
Supplier K	9,947	3.3	-	-
Supplier L	5,783	1.9	-	-
Supplier F	3,470	1.1	-	-
Supplier M	3,298	1.1	1,203	5.6
Supplier G	-	-	14,457	67.7
Supplier N	-	-	5,663	26.5
Supplier O	-	-	36	0.2
Total:	$303,956	100.0	$21,359	100.0